Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Other Comprehensive Income (Loss) [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	$ 5,739,000	$ (4,047,000)
Foreign exchange contracts designated as a hedging instrument	(1,797,000)	(1,566,000)
Foreign exchange contracts not designated as a hedging instrument	0	0
Revenues [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	627,598,000	651,483,000
Foreign exchange contracts designated as a hedging instrument	1,578,000	3,625,000
Foreign exchange contracts not designated as a hedging instrument	0	0
Cost of revenues [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	360,574,000	375,016,000
Foreign exchange contracts designated as a hedging instrument	472,000	243,000
Foreign exchange contracts not designated as a hedging instrument	0	0
Research and development, net [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	94,425,000	92,876,000
Foreign exchange contracts designated as a hedging instrument	1,604,000	950,000
Foreign exchange contracts not designated as a hedging instrument	0	0
Selling, general and administrative [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	260,179,000	240,750,000
Foreign exchange contracts designated as a hedging instrument	3,030,000	1,941,000
Foreign exchange contracts not designated as a hedging instrument	0	0
Financial expenses (income), net [Member]
Derivatives and Hedging Activities (Details) - Schedule of cash flow hedging instruments location in income statement [Line Items]
Line items in which effects of hedges are recorded	(2,993,000)	(229,000)
Foreign exchange contracts designated as a hedging instrument	0	0
Foreign exchange contracts not designated as a hedging instrument	$ (470,000)	$ (2,125,000)